Trade receivables include the following: (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade Receivables
Trade receivables	€ 16,253	€ 44,030
Less: loss allowance of receivables	(2)	(17)
Trade receivables, net	€ 16,251	€ 44,013